COMMITMENTS (Details) $ in Millions	Dec. 31, 2020 CAD ($)
2021
COMMITMENTS
Minimum payments	$ 238.5
2022 to 2025
COMMITMENTS
Minimum payments	289.5
2026 and thereafter
COMMITMENTS
Minimum payments	$ 193.9